Group assets and liabilities - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash	$ 2,164	$ 1,923
Cash equivalents	5,542	3,849
Total cash and cash equivalents	7,706	5,772	$ 4,751	$ 5,514
Held by the Group’s holding and non-regulated entities and available for general use	3,851	2,445
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	$ 3,855	$ 3,327
United States dollar (USD)
Cash and cash equivalents
Total cash and cash equivalents	62.00%	54.00%
Malaysian ringgit (MYR)
Cash and cash equivalents
Total cash and cash equivalents	8.00%	11.00%
Hong Kong dollar (HKD)
Cash and cash equivalents
Total cash and cash equivalents	7.00%	6.00%
Singapore dollar (SGD)
Cash and cash equivalents
Total cash and cash equivalents	5.00%	4.00%
United Kingdom, Pounds
Cash and cash equivalents
Total cash and cash equivalents	3.00%	5.00%
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	15.00%	20.00%